Financial Instruments and Capital and Risk Management - Summary of Reconciliation of Level 3 Fair Values (Detail) - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Reconciliation Of Liability Based On Significant Unobservable Inputs [Line Items]
Beginning balance	R$ 137,183	R$ 137,183
Ending balance		846,473	R$ 137,183
Boa Vista Servicos S.A [member]
Disclosure In Tabular Form Of Reconciliation Of Liability Based On Significant Unobservable Inputs [Line Items]
Beginning balance	499,372	499,372
Unwinding of the time value of money	12,033		1,218	R$ 470
Ending balance	218,861		499,372
Contingent consideration [member] | Level 3 of fair value hierarchy [member] | Boa Vista Servicos S.A [member]
Disclosure In Tabular Form Of Reconciliation Of Liability Based On Significant Unobservable Inputs [Line Items]
Beginning balance	58,658	58,658
Remeasurement of fair value of contingent consideration		21,683
Net change in fair value (unrealized)	882	1,218
Payment for business combinations – Acordo Certo	(84,780)
Unwinding of the time value of money	7,814
Ending balance	R$ 5,475	R$ 81,559	R$ 58,658